Accounting for the merger of UBS AG and Credit Suisse AG - Assets, liabilities and equity transferred to UBS AG on the merger date (Detail) - Merger with Credit Suisse AG $ in Millions	May 31, 2024 USD ($)
Assets
Cash and balances at central banks	$ 114,759
Amounts due from banks	6,861
Receivables from securities financing transactions	28,380
Cash collateral receivables on derivative instruments	10,373
Loans and advances to customers	222,937
Other financial assets measured at amortized cost	10,852
Total financial assets measured at amortized cost	394,162
Financial assets at fair value held for trading	15,504
Derivative financial instruments	31,975
Brokerage receivables	130
Financial assets at fair value not held for trading	36,592
Total financial assets measured at fair value through profit or loss	84,201
Financial assets measured at fair value through other comprehensive income	0
Investments in associates	1,330
Property, equipment and software	2,627
Goodwill and intangible assets	819
Deferred tax assets	224
Other non-financial assets	5,943
Total assets	489,306
Liabilities
Amounts due to banks	20,715
Payables from securities financing transactions	6,077
Cash collateral payables on derivative instruments	6,459
Customer deposits	224,627
Funding from UBS Group AG measured at amortized cost	45,298
Debt issued measured at amortized cost	44,521
Other financial liabilities measured at amortized cost	8,984
Total financial liabilities measured at amortized cost	356,681
Financial liabilities at fair value held for trading	1,870
Derivative financial instruments	33,200
Brokerage payables designated at fair value	339
Debt issued designated at fair value	25,947
Other financial liabilities designated at fair value	5,494
Total financial liabilities measured at fair value through profit or loss	66,850
Provisions and contingent liabilities	2,817
Other non-financial liabilities	3,381
Total liabilities	429,729
Equity
Equity attributable to shareholders	41,432
Equity attributable to non-controlling interests	490
Total equity	41,922
Assets of Credit Suisse AG	7,100
Liabilities of Credit Suisse AG	$ 24,800